Schedule of components of trade receivables aging (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 1,032,522	$ 815,128
Less than one month [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	44,543	22,473
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	15,214	1,895
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		2,117
Current [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 59,757	$ 26,485